Cover	Dec. 03, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity File Number	000-54301
Entity Registrant Name	ODENZA CORP.
Entity Central Index Key	0001489300
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	22/F,WANCHAI CENTRAL BUILDING
Entity Address, Address Line Two	89 LOCKHART ROAD,
Entity Address, City or Town	WAN CHAI
Entity Address, Country	HK
City Area Code	852
Local Phone Number	9027-2707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.001 par value
Trading Symbol	ODZA
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	22/F,WANCHAI CENTRAL BUILDING
Entity Address, Address Line Two	89 LOCKHART ROAD
Entity Address, City or Town	WAN CHAI
Entity Address, Country	HK